Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance at May. 31, 2019	$ 88	$ 9,442,027		$ (3,574,806)	$ 5,867,309
Balance, shares at May. 31, 2019	875,497
Shares issued for PLAYlive Nation acquisition	$ 9	1,439,991			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	93,750
Shares issued for vesting of employment agreement awards	$ 1	153,000			153,001
Shares issued for vesting of employment agreement awards, shares	13,125
Shares issued for cash	$ 2	87,698			$ 87,700
Shares issued for cash, shares	15,625				123,000
Shares issued to directors, officers and employees as compensation		5,900			$ 5,900
Shares issued to directors, officers and employees as compensation, shares	625
Shares issued in connection with note payable		3,487			3,487
Non-controlling interest of original investment in subsidiaries			24,054		24,054
Net loss attributable to noncontrolling interest			(45,541)		(45,541)
Net Loss				(2,620,238)	(2,620,238)
Balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Balance, shares at May. 31, 2020	998,622
Shares issued for contracted services		68,778			68,778
Shares issued for contracted services, Shares	6,597
Shares issued in connection with issuance and amendments of notes payable	$ 2	202,215			202,217
Shares issued in connection with issuance and amendments of notes payable, Shares	23,030
Shares issued for cash		25,000			25,000
Shares issued for cash, shares	2,976
Shares issued to directors, officers and employees as compensation	$ 12	819,297			819,309
Shares issued to directors, officers and employees as compensation, shares	116,174
Shares issued in connection with franchise acquisition	$ 2	164,998			165,000
Shares issued in connection with franchise acquisition, shares	18,750
Non-controlling interest of original investment in subsidiaries			240,000		240,000
Net loss attributable to noncontrolling interest			(15,886)		(15,886)
Net Loss				(655,214)	(655,214)
Balance at Aug. 31, 2020	$ 116	12,412,391	202,627	(6,850,258)	5,764,876
Balance, shares at Aug. 31, 2020	1,166,149
Balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Balance, shares at May. 31, 2020	998,622
Shares issued for contracted services	$ 5	624,870			624,875
Shares issued for contracted services, Shares	53,817
Shares issued in connection with issuance and amendments of notes payable	$ 4	1,313,554			1,313,558
Shares issued in connection with issuance and amendments of notes payable, Shares	42,040
Shares issued for cash	$ 4	574,996			575,000
Shares issued for cash, shares	48,396
Shares issued to directors, officers and employees as compensation	$ 22	2,359,379			2,359,401
Shares issued to directors, officers and employees as compensation, shares	219,535
Shares issued in connection with franchise acquisition	$ 7	703,860			703,867
Shares issued in connection with franchise acquisition, shares	64,714
Non-controlling interest of original investment in subsidiaries			292,500		292,500
Net loss attributable to noncontrolling interest			(97,974)		(97,973)
Net Loss				(6,096,855)	(6,096,855)
Balance at May. 31, 2021	$ 142	16,708,762	173,039	(12,291,899)	4,590,044
Balance, shares at May. 31, 2021	1,427,124
Shares issued for contracted services	$ 2	224,875			224,877
Shares issued for contracted services, Shares	21,346
Shares issued in connection with issuance and amendments of notes payable	$ 4	4,136,895			4,136,899
Shares issued in connection with issuance and amendments of notes payable, Shares	38,125
Sale of warrants		100,000			100,000
Shares issued in connection with franchise acquisition	$ 1	62,999			63,000
Shares issued in connection with franchise acquisition, shares	6,000
Common stock issuable					850,775
Net loss attributable to noncontrolling interest			(54,837)		(54,837)
Net Loss				(4,210,907)	(4,210,907)
Balance at Aug. 31, 2021	$ 149	$ 21,233,531	$ 118,202	$ (16,502,806)	$ 5,699,851
Balance, shares at Aug. 31, 2021	1,492,595